COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) T	Dec. 31, 2021 USD ($) T
Disclosure of Commitments and Contingencies [Line Items]
Capital commitment relating to the construction of factory building improvement and acquisition of machinery	$ 0.7	$ 0.9
Outstanding bank guarantees	$ 14.0	14.0
Bank guarantees, average term (years)	1 year
Commitments in respect of management consulting services with related parties	$ 0.1	0.1
Bottom of range
Disclosure of Commitments and Contingencies [Line Items]
Commitments to purchase raw materials	$ 191.0	$ 219.0
Commitments to purchase raw materials, metric tons | T	22,375	22,252
Top of range
Disclosure of Commitments and Contingencies [Line Items]
Commitments to purchase raw materials	$ 225.0	$ 262.0
Commitments to purchase raw materials, metric tons | T	26,255	26,652
Contingent liability for guarantees | Top of range
Disclosure of Commitments and Contingencies [Line Items]
Corporate guarantee	$ 25.0	$ 25.0